RESTRUCTURING OF OPERATIONS AND OTHER ITEMS	12 Months Ended
Dec. 31, 2021
RESTRUCTURING OF OPERATIONS AND OTHER ITEMS
RESTRUCTURING OF OPERATIONS AND OTHER ITEMS

4.    RESTRUCTURING OF OPERATIONS AND OTHER ITEMS

In 2021, a charge of $10.8 million was recorded in connection with cost reduction initiatives ($21.0 million in 2020 and $4.9 million in 2019), while an asset impairment charge of $0.8 million was also recorded in 2021 ($8.4 million in 2020 and $15.3 million in 2019).